Business Segment And Geographic Information (Schedule Of Segment Profit) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Segment Reporting Information [Line Items]
Consolidated operating income	¥ 1,222,966	¥ 1,214,909	¥ 1,117,693
Other income	103,737	73,829	102,071
Equity in earnings (losses) of affiliated companies	(2,986)	1,670	8,794
Other expenses	87,373	112,941	99,693
Consolidated income before income taxes and equity in earnings (losses) of affiliated companies	1,239,330	1,175,797	1,120,071
Regional Communications Business
Segment Reporting Information [Line Items]
Consolidated operating income	86,906	127,252	82,105
Equity in earnings (losses) of affiliated companies	93	77	177
Long Distance And International Communications Business
Segment Reporting Information [Line Items]
Consolidated operating income	116,669	97,089	98,230
Equity in earnings (losses) of affiliated companies	900	432	657
Mobile Communications Business
Segment Reporting Information [Line Items]
Consolidated operating income	876,406	839,102	828,449
Equity in earnings (losses) of affiliated companies	(14,231)	(9,913)	(3,105)
Data Communications Business
Segment Reporting Information [Line Items]
Consolidated operating income	71,542	76,978	64,866
Equity in earnings (losses) of affiliated companies	27	91	(142)
Other Business Segment
Segment Reporting Information [Line Items]
Consolidated operating income	56,857	44,857	13,326
Equity in earnings (losses) of affiliated companies	10,225	10,983	11,207
Total Business Segment
Segment Reporting Information [Line Items]
Consolidated operating income	1,208,380	1,185,278	1,086,976
Elimination
Segment Reporting Information [Line Items]
Consolidated operating income	¥ 14,586	¥ 29,631	¥ 30,717